The BNY Mellon Funds

December 28, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Karen L. Rossotto

Re:       BNY Mellon Funds Trust

            (Registration Nos: 333-34844 and 811-9903)

Ladies and Gentlemen:

On behalf of BNY Mellon Funds Trust (the "Trust"), transmitted for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 40 (the "Amendment") to the Trust's Registration Statement (the "Registration Statement") on Form N-1A.  The Amendment includes the combined twenty-five fund Prospectus for Class M and Investor shares of each series of the Trust, except BNY Mellon International Equity Income Fund (the "Class M and Investor Shares Prospectus"), the combined Prospectus for Dreyfus Premier shares of BNY Mellon Mid Cap Stock Fund, BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the "Dreyfus Premier Shares Prospectus"), the combined Prospectus for Investor shares of BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund (the "Money Market Funds Prospectus") and the combined Statement of Additional Information for all series and shares classes of the Trust, except BNY Mellon International Equity Income Fund[1] .

The Amendment is marked to show changes made in response to comments of the Commission's staff (the "Staff") on Amendment No. 36 to the Registration Statement filed on October 28, 2011 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on December 13, 2011 and December 14, 2011.  The Amendment also includes certain other non-material and conforming changes. Pursuant to paragraph (b)(4) of Rule 485 under the 1933 Act, we are enclosing a letter from K&L Gates, counsel to the Trust.

For the convenience of the Staff and for completeness purposes, the Staff's comments have been restated below, and the Trust's response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

[1]  BNY Mellon International Equity Income Fund offers Class M and Investor shares only pursuant to a separate Prospectus dated December 15, 2011, and has a separate Statement of Additional Information dated December 15, 2011.

Comments to AMendment no. 36

I.  Class M and Investor Shares Prospectus

The Funds

1.                  Staff Comment:  Please delete the three paragraphs of text below the sentence that states each fund is offering Class M shares and Investor shares in the prospectus.

            Response:  The three noted paragraphs have been deleted.

Fund Summary For Each Fund

— Fees and Expenses

2.                  Staff Comment:  Please change "Investment advisory fees" in each fee table to "management fees".

            Response:  After discussions with the Staff, the comment was waived for each fund.  We note that management fees include both investment advisory and administration fees, and the fee table for each fund currently lists the investment advisory fee and administration fee separately.

Fund Summary For Each Fund

— Principal Investment Strategy

3.                  Staff Comment:  Please change "To pursue its goal" in the principal investment strategy section of each fund to "To pursue its objective".

            Response:  After discussions with the Staff, the comment was waived because we believe "goal" and "objective" are substantially similar in this context.

Fund Summary For Each Fund

— Purchase and Sale of Fund Shares

4.                  Staff Comment:  Please add brief disclosure that conforms to Form N-1A as to how shares may be redeemed.

Response:  The noted disclosure has been revised in a manner believed responsive to the Staff's comment, given the manner in which the fund's shares are offered primarily to BNY Mellon Wealth Management clients.

Fund Summary

BNY Mellon Large Cap Stock Fund

— Principal Investment Strategy

5.                  Staff Comment:  The Staff noted that BNY Mellon Large Cap Stock Fund may invest in stocks of large capitalization companies with market capitalizations of $5 billion or more at the time of purchase and requested that the fund explain why a threshold of $5 billion is appropriate for large capitalization companies.

Response:  The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").  Although the fund typically invests a substantial portion of its assets in common stocks of companies with market capitalizations well in excess of $5 billion at the time of purchase, the minimum capitalization of the S&P 500 is generally less than $5 billion.  The fund believes, therefore, that a threshold of $5 billion is appropriate for large capitalization companies.

Fund Summary

BNY Mellon Large Cap Market Opportunities Fund

— Fees and Expenses

6.                  Staff Comment:  Please delete the footnote pertaining to the asterisk after "Investment advisory fees" in the fee table, which states that the fund has agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.

Response:  It is respectfully requested that the comment be waived.  An investor in the fund would be unaware of the investment advisory fee applicable to the fund's assets allocated to any underlying funds if the investor received only a summary prospectus because the breakdown of the investment advisory fee appears only in the Fund Details section of the Class M and Investor Shares Prospectus.

Fund Summary

BNY Mellon Large Cap Market Opportunities Fund

— Principal Investment Strategy

7.                  Staff Comment:  Please delete the sell strategy for each strategy included in the summary of BNY Mellon Large Cap Market Opportunities Fund's principal investment strategy.

            Response:  The sell strategy for each strategy included in the noted summary has been deleted.  We note that for consistency we have deleted the sell strategies from the section "Fund Summary — Principal Investment Strategy" for each series of the Trust and have listed the sell strategy for each fund only in the Fund Details section of the Class M and Investor Shares Prospectus.

Fund Summary

BNY Mellon Large Cap Market Opportunities Fund

— Principal Risks

8.                  Staff Comment:  Please revise the first sentence of "short sale risk" to disclose that the fund may also take a short position in a security.

            Response:  It is respectfully requested that the comment be waived because we believe there is no material distinction between a "short sale" and "taking a short position in a security".

9.                  Staff Comment:  Please disclose that short sales are a form of leverage.

            Response:  The disclosure pertaining to short sale risk has been revised to state that investing the proceeds of short sales in additional long positions held by the fund is a form of leverage and that the use of leverage may magnify the fund's investment gains and losses.  We note that we have made conforming changes to the short sale risk described in the portions of the Class M and Investor Shares Prospectus pertaining to BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and in the section entitled "Investment Risks and Other Potential Risks".  We believe that such disclosure is adequate and, therefore, respectfully request that the Staff waive the comment to add a separate "leverage risk" for short sales.

Fund Summary

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

— Fees and Expenses

10.              Staff Comment:  Please delete the footnote pertaining to the asterisk after "Investment advisory fees" in the fee table, which states that the fund has agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.

            Response:  It is respectfully requested that the comment be waived.  An investor in the fund would be unaware of the investment advisory fee applicable to the fund's assets allocated to any underlying funds if the investor received only a summary prospectus because the breakdown of the investment advisory fee appears only in the Fund Details section of the Class M and Investor Shares Prospectus.

Fund Summary

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

— Principal Risks

11.              Staff Comment:  Please revise the first sentence of "short sale risk" to disclose that the fund may also take a short position in a security.

            Response:  It is respectfully requested that the comment be waived because we believe there is no material distinction between a "short sale" and "taking a short position in a security".

Fund Summary

BNY Mellon Income Stock Fund

— Principal Risks

12.              Staff Comment:  Please disclose that the fund is subject to small and midsize company risk.

            Response:  The requested disclosure has been added.

13.              Staff Comment:  Please disclose that the fund is subject to covered options risk.

            Response:  We note that disclosure pertaining to the fund's use of covered options as a principal investment strategy was inadvertently included in Amendment No. 36 and, since it is not a principal investment strategy, has been deleted.  Therefore, the fund has not included the requested disclosure pertaining to covered options risk.

Fund Summary

BNY Mellon Mid Cap Stock Fund

— Principal Investment Strategy

14.              Staff Comment:  Please disclose the market capitalization range of the Standard & Poor's MidCap 400 Index.

            Response:  The requested disclosure has been added.

Fund Summary

BNY Mellon Small Cap Stock Fund

— Principal Investment Strategy

15.              Staff Comment:  Please disclose the market capitalization range of the Standard & Poor's SmallCap 600 Index.

            Response:  The requested disclosure has been added.

Fund Summary

BNY Mellon U.S. Core Equity 130/30 Fund

— Principal Investment Strategy

16.              Staff Comment:  Please disclose the types of equity securities in which the fund may invest.

            Response:  The disclosure has been revised to state that the fund invests primarily in common stocks, but its equity investments also may include preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts.  We note that because the fund is an underlying fund of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, we have also made conforming changes to the disclosure pertaining to the 130/30 fund's equity investments in the sections "Fund Summary" and "Fund Details" of the Class M and Investor Shares Prospectus pertaining to those two funds.

Fund Summary

BNY Mellon Focused Equity Opportunities Fund

— Principal Investment Strategy

17.              Staff Comment:  Please disclose the type of changes in investment themes that may cause the fund's portfolio manager to sell a security.

            Response:  The disclosure has been revised to state that the fund may sell a security when the portfolio manager believes that investment themes, such as economic, regulatory or social changes that could impact a company's fundamentals, have changed and, in accordance with our response to Staff Comment 7 above, is included under "Fund Details" for the fund.  We note that the references to changes in investment themes in the sell strategies of the Large Cap Growth Strategy of BNY Mellon Large Cap Market Opportunities Fund, the Large Cap Growth Strategy and Large Cap Core Strategy of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund and BNY Mellon Small/Mid Cap Fund were inadvertently included in Amendment No. 36 and, therefore, have been deleted from their respective section under "Fund Details".

Fund Summary

BNY Mellon Focused Equity Opportunities Fund

— Principal Risks

18.              Staff Comment:  Please disclose that the fund is subject to foreign and emerging markets risk.

            Response:  The requested disclosure has been added.

19.              Staff Comment:  Please disclose that the fund is subject to options risk.

            Response:  We note that disclosure pertaining to the fund's use of covered options as a principal investment strategy was inadvertently included in Amendment No. 36 and, since it is not a principal investment strategy, has been deleted.  Therefore, the fund has not included the requested disclosure pertaining to covered options risk.

Fund Summary

BNY Mellon Small/Mid Cap Fund

— Principal Risks

20.              Staff Comment:  Please disclose that the fund is subject to foreign and emerging markets risk.

            Response:  The requested disclosure has been added.

Fund Summary

BNY Mellon International Fund

— Principal Investment Strategy

21.              Staff Comment:  Please revise the last sentence in the second paragraph under "Principal Investment Strategy" to state the fund will limit its investments in any single company to no more than 5% of the fund's assets at the time of purchase.

            Response:  The noted sentence has been revised as requested.  We note that we have also made a conforming change in the "Fund Details" section pertaining to the fund.

Fund Summary

BNY Mellon Emerging Markets Fund

— Principal Investment Strategy

22.              Staff Comment:  Please disclose the criteria for determining emerging markets countries.

            Response:  The requested disclosure has been added.

Fund Summary

BNY Mellon Emerging Markets Fund

— Principal Risks

23.              Staff Comment:  Please disclose that the fund is subject to small and midsize company risk.

            Response:  The requested disclosure has been added.

Fund Summary

BNY Mellon International Appreciation Fund

— Performance

24.              Staff Comment:  Please disclose that if the predecessor fund's sales loads were reflected, BNY Mellon International Appreciation Fund's returns would be lower.

            Response:  The requested disclosure has been added.

Fund Summary

BNY Mellon Intermediate Bond Fund

— Principal Investment Strategy

25.              Staff Comment:  Please revise the fourth sentence in the second paragraph to state the fund's average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any.

            Response:  The noted sentence has been revised as requested, and we have made a conforming change to the fund's disclosure under "Fund Details" in the Class M and Investor Shares Prospectus.  We note that we have also made conforming changes to the disclosure under "Principal Investment Strategy" for BNY Mellon Intermediate U.S. Government Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund and to each such Fund's corresponding disclosure under "Fund Details" in the Class M and Investor Shares Prospectus.

Fund Summary

BNY Mellon Intermediate Bond Fund

— Principal Risks

26.              Staff Comment:  Please add derivatives risk disclosure, if applicable, to the fund's principal risks.

            Response:  We believe that derivatives risk disclosure is not required in the fund's principal risks, based on the fund's current and anticipated derivatives profile.  We note that in connection with the Staff's comment immediately above, we have also reviewed the need for enhanced risk disclosure under "Principal Risks" for BNY Mellon Intermediate U.S. Government Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund.  We believe that derivatives risk disclosure is not required in the principal risks section of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund, based on the respective fund's current and anticipated derivatives profile, and that the current derivatives disclosure in the principal risks section of BNY Mellon Intermediate U.S. Government Fund and BNY Mellon Short-Term U.S. Government Securities Fund is appropriate for these funds.

Fund Summary

BNY Mellon Intermediate U.S. Government Fund

— Performance

27.              Staff Comment:  Please disclose that if the predecessor fund's sales loads were reflected, the Fund's returns would be lower.

            Response:  The requested disclosure has been added.

Fund Summary

BNY Mellon  Short-Term U.S. Government Securities Fund

— Principal Risks

28.              Staff Comment:  Please disclose that the Fund is subject to repurchase agreement counterparty risk.

            Response:  The requested disclosure has been added.

Fund Summary

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

— Performance

29.              Staff Comment:  Please disclose that the predecessor fund's investment strategy and investment policies and fees were similar to those of the fund.

            Response:  The requested disclosure has been added.

Fund Summary

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

— Performance

30.              Staff Comment:  Please disclose that if the predecessor fund's sales loads were reflected, BNY Mellon New York Intermediate Tax-Exempt Bond Fund's returns would be lower.

            Response:  The requested disclosure has been added.

Fund Summary

BNY Mellon Municipal Opportunities Fund

— Principal Risks

31.              Staff Comment:  Please disclose that the fund is subject to the risks of investing in inverse floaters.

            Response:  The requested disclosure has been added.

Fund Summary

BNY Mellon Asset Allocation Fund

— Principal Risks

32.              Staff Comment:  Please disclose that the fund's investments in shares of the underlying funds may involve duplication of advisory fees and certain other expenses.

            Response:  The requested disclosure has been added.

Fund Summary

BNY Mellon Asset Allocation Fund

— Performance

33.              Staff Comment:  Please disclose that the fund's performance reflects the fund's prior investment strategy.

            Response:  The requested disclosure has been added.

Fund Summary

BNY Mellon National Municipal Money Market Fund

— Principal Risks

34.              Staff Comment:  Please disclose that the fund is subject to municipal government risk.

            Response:  The requested disclosure has been added.

Fund Details

BNY Mellon Large Cap Market Opportunities Fund — Description of the Investment Strategies

35.              Staff Comment:  Please add the phrase "plus any borrowings for investment purposes" after the words "net assets" in the fourth sentence for the strategy pertaining to BNY Mellon U.S. Core Equity 130/30 Fund.

Response:  The requested phrase has been added.

Fund Details

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund — Description of the Investment Strategies

36.              Staff Comment:  Please add the phrase "plus any borrowings for investment purposes" after the words "net assets" in the fourth sentence for the strategy pertaining to BNY Mellon U.S. Core Equity 130/30 Fund.

Response:  The requested phrase has been added.

Fund Details

BNY Mellon Focused Equity Opportunities Fund

37.              Staff Comment:  Please disclose the criteria for determining emerging markets countries.

            Response:  The requested disclosure has been added.

Fund Details

BNY Mellon Small/MidCap Fund

38.              Staff Comment:  Please disclose the criteria for determining emerging markets countries.

            Response:  The requested disclosure has been added.

Fund Details

BNY Mellon National Intermediate Municipal Bond Fund

39.              Staff Comment:  Please disclose that the fund may not achieve its investment objective when it invests in taxable bonds for temporary defensive purposes.

            Response:  The requested disclosure has been added.

Fund Details

BNY Mellon National Short-Term Municipal Bond Fund

40.              Staff Comment:  Please disclose that the fund is subject to the risks of investing in inverse floaters.

            Response:  The requested disclosure has been added to the "Investment Risks" table and glossary for the fund in the section "Investment Risks and Other Potential Risks".

Fund Details

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

41.              Staff Comment:  Please delete the word "personal" in the third sentence of the first paragraph.

            Response:  It is respectfully requested that the comment be waived because we believe it is descriptive of the types of obligations that are part of the fund's 80% test and is consistent with how such obligations are disclosed in the Trust's Statement of Additional Information.

Fund Details

BNY Mellon Asset Allocation Fund

42.              Staff Comment:  Please disclose that the fund's investments in shares of the underlying funds may involve duplication of advisory fees and certain other expenses and/or conflicts of interest.

            Response:  The requested disclosure pertaining to the possible duplication of advisory fess and certain other expenses has been added at the end of the section two paragraphs above "Description of the Asset Classes".  We note that disclosure pertaining to conflicts of interests is already included in the "Investment Risks" table and glossary for the fund in the section "Investment Risks and Other Potential Risks" and respectfully request that that portion of the Staff's comment be waived.

Fund Details

Glossary - Investment Risks

43.              Staff Comment:  Please disclose in "short sale risk" that short sales are a form of leverage.

            Response:  The requested disclosure has been added.

Fund Details

— Management

44.              Staff Comment:  Please disclose that the distributor is the funds' principal underwriter.

            Response:  The requested disclosure has been added.

Shareholder Guide Section

— Buying, Selling and Exchanging Shares

45.              Staff Comment:  Please revise the second to last sentence in the eighth paragraph under "Buying, Selling and Exchanging Shares" to state that foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors will not be able to purchase or sell (redeem) fund shares.

Response:  The noted sentence has been revised as requested.

*     *     *     *     *     *     *     *

II.  Dreyfus Premier Shares Prospectus

The Funds

46.              Staff Comment:  Please delete the second sentence in the first paragraph and delete the second paragraph.

            Response:  The noted sentence and paragraph have been deleted.

Fund Summary For Each Fund

— Fees and Expenses

47.              Staff Comment:  Please change "Investment advisory fees" in each fee table to "management fees".

            Response:  After discussions with the Staff, the comment was waived for each fund.  We note that management fees include both investment advisory and administration fees, and the fee table for each fund currently lists the investment advisory fee and administration fee separately.

48.              Staff Comment:  In the fee table, please delete the reference to "transaction" in "Shareholder transaction fees", add the word "the" before the word "lower" in the parenthetical "as a percentage of lower of purchase or sale price" and add a hard return before "Annual Fund Operating Expenses".

            Response:  Each of the requested changes has been made.

Fund Summary For Each Fund

— Principal Investment Strategy

49.              Staff Comment:  Please change "To pursue its goal" in the principal investment strategy section of each fund to "To pursue its objective".

            Response:  After discussions with the Staff, the comment was waived because we believe "goal" and "objective" are substantially similar in this context.

Fund Summary For Each Fund

— Purchase and Sale of Fund Shares

50.              Staff Comment:  Please add brief disclosure that conforms to Form N-1A as to how shares may be redeemed.

Response:  The noted disclosure has been revised in a manner believed responsive to the Staff's comment, given the manner in which the fund's shares are offered only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

Fund Summary

BNY Mellon Mid Cap Stock  Fund

— Principal Investment Strategy

51.              Staff Comment:  Please disclose the market capitalization range of the Standard & Poor's MidCap 400 Index.

            Response:  The requested disclosure has been added.

52.              Staff Comment:  Please disclose the type of changes in investment themes that may cause the fund's portfolio manager to sell a security.

            Response:  We note that in accordance with our response to Staff Comment 7 above, we have deleted the sell strategy from the section "Fund Summary — Principal Investment Strategy" for each fund in the Dreyfus Premier Shares Prospectus and have listed the sell strategy for each fund only under "Fund Details".

Fund Summary

BNY Mellon National Intermediate Municipal Bond Fund

— Principal Investment Strategy

53.              Staff Comment:  Please revise the fourth sentence in the second paragraph under "Principal Investment Strategy" to state the fund's average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any.

            Response:  The noted sentence has been revised as requested, and we have made a conforming change to the fund's prospectus disclosure under "Fund Details".  We note that we have also made conforming changes to the disclosure under "Principal Investment Strategy" for BNY Mellon Massachusetts Intermediate Municipal Bond Fund and to that fund's corresponding prospectus disclosure under "Fund Details".

Fund Summary

BNY Mellon National Intermediate Municipal Bond Fund

— Principal Risks

54.              Staff Comment:  Please add derivatives risk disclosure, if applicable, to the fund's principal risks.

            Response:  We believe that derivatives risk disclosure is not required in the fund's principal risks, based on the fund's current and anticipated derivatives profile.  We note that in connection with the Staff's comment immediately above, we have also reviewed the need for enhanced risk disclosure under "Principal Risks" for BNY Mellon Massachusetts Intermediate Municipal Bond Fund and believe that derivatives risk disclosure is not required in the principal risks section of that fund  based on its current and anticipated derivatives profile.

Fund Summary

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

— Performance

55.              Staff Comment:  Please disclose that the predecessor fund's investment strategy and investment policies and fees were similar to those of the fund.

            Response:  The requested disclosure has been added.

56.              Staff Comment:  Please disclose whether the predecessor fund's fees and expenses are reflected in the performance of the predecessor fund included in the fund's performance figures.

            Response:  The requested disclosure has been added.

Fund Details

BNY Mellon Mid Cap Stock  Fund

57.              Staff Comment:  Please disclose the type of changes in investment themes that may cause the fund's portfolio manager to sell a security.

            Response:  We note that the reference to changes in investment themes in the fund's sell strategy was inadvertently included in Amendment No. 36 and, therefore, has been deleted.

Fund Details

BNY Mellon National Intermediate Municipal Bond Fund

58.              Staff Comment:  Please disclose that the fund may not achieve its investment objective when it invests in taxable bonds for temporary defensive purposes.

            Response:  The requested disclosure has been added.

Fund Details

— Management

59.              Staff Comment:  Please disclose that the distributor is the funds' principal underwriter.

            Response:  The requested disclosure has been added.

Shareholder Guide

— Buying Shares Through an Exchange

60.              Staff Comment:  Please revise the last sentence in the second paragraph under "Buying Shares Through an Exchange" to state that foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors will not be able to purchase or sell (redeem) fund shares.

Response:  The noted sentence has been revised as requested.

*     *     *     *     *     *     *     *

III.  Money Market Funds Prospectus

The Funds

61.              Staff Comment:  Please revise the first paragraph to state that each fund is offering its Investor shares in this prospectus and delete the second paragraph.

            Response:  The noted sentence has been revised as requested and the requested deletion has been made.

Fund Summary For Each Fund

— Fees and Expenses

62.              Staff Comment:  Please change "Investment advisory fees" in each fee table to "management fees".

            Response:  After discussions with the Staff, the comment was waived for each fund.  We note that management fees include both investment advisory and administration fees, and the fee table for each fund currently lists the investment advisory fee and administration fee separately.

Fund Summary For Each Fund

— Principal Investment Strategy

63.              Staff Comment:  Please change "To pursue its goal" in the principal investment strategy section of each fund to "To pursue its objective".

            Response:  After discussions with the Staff, the comment was waived because we believe "goal" and "objective" are substantially similar in this context.

Fund Summary For Each Fund

— Purchase and Sale of Fund Shares

64.              Staff Comment:  Please add brief disclosure that conforms to Form N-1A as to how shares may be redeemed.

Response:  The noted disclosure has been revised in a manner believed responsive to the Staff's comment, given the manner in which the fund's shares are offered to brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct.

BNY Mellon National Municipal Money Market Fund

Fund Summary

— Principal Risks

65.              Staff Comment:  Please disclose that the fund is subject to municipal government risk.

            Response:  The requested disclosure has been added.

BNY Mellon National Municipal Money Market Fund

Fund Details

 — Investment Risks and Other Potential Risks

66.              Staff Comment:  Please disclose that the fund is subject to municipal government risk.

            Response:  The requested disclosure has been added.

Fund Details

— Management

67.              Staff Comment:  Please disclose that the distributor is the funds' principal underwriter.

            Response:  The requested disclosure has been added.

*     *     *     *     *     *     *     *

IV.  Statement of Additional Information

DESCRIPTION OF THE TRUST AND FUNDS

68.              Staff Comment:  Please disclose in the fourth paragraph that the distributor is the funds' principal underwriter.

            Response:  The requested disclosure has been added.

THE FUNDS AND THEIR INVESTMENTS

Domestic Equity Funds

— BNY Mellon U.S. Core Equity 130/30 Fund

69.              Staff Comment:  Please disclose in the first paragraph that the proceeds of the fund's short sales are used to acquire additional long positions, which results in the fund holding 130% of its assets in long positions.

            Response:  The requested disclosure has been added.

THE FUNDS AND THEIR INVESTMENTS

International Equity Funds

— BNY Mellon International Fund

70.              Staff Comment:  The Staff suggested that we add a defined term in the first paragraph for the Morgan Stanley Capital International Europe, Australasia and Far East Index.

            Response:  We have not added the suggested definition because the term does not appear elsewhere in the Statement of Additional Information and the index referred to in "The Funds and Their Investments — International Equity Funds — BNY Mellon Emerging Markets Fund" is the Morgan Stanley Capital International Emerging Markets Index.

THE FUNDS AND THEIR INVESTMENTS

Municipal Bond Funds

— BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund

71.              Staff Comment:  Please disclose that each fund's fundamental policy to invest 80% of its net assets, plus any borrowings for investment purposes, in the relevant state's Municipal Obligations may not be changed without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the relevant fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the fund, whichever is less.

            Response:  The requested disclosure has been added after the third paragraph of the noted section.

THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

Certain Portfolio Securities

— Foreign Bank Deposit Obligations and Foreign Securities

72.              Staff Comment:  The Staff suggested that we conform the heading of "Foreign Bank Deposit Obligations and Foreign Securities" to that at the end of the third-paragraph of "ADRs, GDRs and New York Shares" by deleting the words "Foreign Bank Deposit Obligations and".

            Response:  The noted heading has been revised as suggested.

THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

Investment Techniques

— Leverage

73.              Staff Comment:  Please revise the fifth sentence to add the parenthetical "(excluding Sundays and holidays)" after the phrase "within three days".

            Response:  The noted sentence has been revised as requested.

THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

Investment Techniques

— Short Selling

74.              Staff Comment:  Please disclose whether there are limits on the amount of a fund's assets that may be used for making short sales "against the box".

            Response:  The requested disclosure has been added in the second paragraph of that section.

THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

Investment Restrictions

— Non-Fundamental

75.              Staff Comment:  Please revise the second sentence in the next to last paragraph to delete the word "business" before "days" and add the parenthetical "(excluding Sundays and holidays)" after the phrase "within three days".

            Response:  The noted sentence has been revised as requested.

MANAGEMENT OF THE TRUST AND FUNDS

— Information About Each Board Member's Experience, Qualifications, Attributes or Skills

76.              Staff Comment:  Please disclose the number of funds in the BNY Mellon Fund Complex overseen by each Trustee.

Response:  The requested disclosure has been added.

MANAGEMENT OF THE TRUST AND FUNDS

— Additional Information About The Portfolio Managers

77.              Staff Comment:  Please disclose that conflicts of interest may exist with respect to portfolio managers who also manage performance-based fee accounts.

            Response:  The requested disclosure has been added as the second sentence of the fifth paragraph following the chart showing the dollar range of fund shares beneficially owned by each fund's primary portfolio manager as of August 31, 2011.

MANAGEMENT OF THE TRUST AND FUNDS

— Distributor

78.              Staff Comment:  Please disclose in the first paragraph that the distributor is the funds' principal underwriter.

            Response:  The requested disclosure has been added.

SHAREHOLDER SERVICES PLAN AND DISTRIBUTION PLAN

— Shareholder Services Plan and Distribution Plan - General

79.              Staff Comment:  Please disclose how the Shareholder Services Plan will benefit the respective holders of fund shares that are subject to the Plan.

            Response:  The requested disclosure has been added.

80.              Staff Comment:  Please disclose how payments were made under the Distribution Plan and how the Plan will benefit the respective holders of fund shares that are subject to the Plan.

            Response:  The requested disclosure pertaining to payments under the Distribution Plan has been added.  We note that since June 1, 2006 Dreyfus Premier shares of each Dreyfus Premier Class Fund have been offered only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.  Effective on or about March 13, 2012, Dreyfus Premier shares of each Dreyfus Premier Class Fund will convert to Investor shares of the same fund.  In the conversion, each holder of Dreyfus Premier shares of a Dreyfus Premier Class Fund will receive Investor shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Dreyfus Premier shares. Thereafter, each Dreyfus Premier Class Fund will no longer offer Dreyfus Premier shares.

PORTFOLIO TRANSACTIONS

— Disclosure of Portfolio Holdings

81.              Staff Comment:  Please disclose how the disclosure of information about portfolio securities is in the best interests of fund shareholders and how the Trust's procedures address potential conflicts between the interests of fund shareholders, on the one hand, and those of a fund's investment adviser or principal underwriter or any affiliated person of the fund, its investment adviser or principal underwriter, on the other hand.

            Response:  The requested disclosure has been added as the third sentence of the third paragraph.

SUMMARY OF PROXY VOTING POLICY, PROCEDURES AND GUIDELINES

82.              Staff Comment:  Please advise the Staff by cover letter whether The Bank of New York Mellon's Proxy Policy Committee ("PPC") is a Committee of the Trust's Board and describe the policies and procedures that the PPC uses to determine how to vote proxies relating to portfolio securities, including the procedures that the PPC uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the fund's investment adviser or principal underwriter or any affiliated person of the fund, its investment adviser or principal underwriter, on the other hand.

            Response:  The PPC is not a Committee of the Trust's Board.  The Board has delegated to Dreyfus the authority to vote proxies of companies held in the funds' portfolios, which is carried out by Dreyfus through its participation in the PPC.  The PPC engages a third party as an independent fiduciary to vote proxies that present a conflict of interest between the interests of fund shareholders, on the one hand, and those of the fund's investment adviser or principal underwriter or any affiliated person of the fund, its investment adviser or principal underwriter, on the other hand.

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We hope the Staff finds the revisions in the Amendment responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.922.6754.

Very truly yours,

/s/ Joseph M. Chioffi

Joseph M. Chioffi

Vice President and Assistant Secretary